SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION OF
ALLSPRING U.S. EQUITY FUNDS
Allspring Large Company Value Fund
(the “Fund”)

Dennis Bein, CFA has announced his intention to retire from Allspring Global Investments, LLC on June 1, 2022. He will continue to serve as a portfolio manager of the Fund until June 1, 2022. After June 1, 2022, all references to Dennis Bein, CFA in the Fund’s prospectuses and statement of additional are hereby removed.

March 15, 2022	LCR032/P101SP